Significant Accounting Policies (Details) ¥ in Millions	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2021 CNY (¥)
Significant Accounting Policies
Translation rate calculated for buying rate | $ / ¥	6.8972
Gross trade receivables	¥ 927.1	¥ 890.2
Expected credit losses on trade receivables	¥ 92.9	¥ 58.6